EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Number of Ordinary Shares
	December 31,
	2020	2021

Authorized share capital	1,500,000,000	1,500,000,000

Issued and paid-up share capital	349,169,545	715,156,008

	In USD and NIS Amounts
	December 31,
	2020	2021

Authorized share capital (in NIS)	150,000,000	150,000,000

Issued and paid-up share capital (in NIS)	34,916,955	71,515,600

Issued and paid-up share capital (in USD)	9,869,795	21,066,368

Schedule of Amounts Outstanding Under Employee Share Incentive Plan

	Year ended December 31,
	2019		2020		2021
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	11,459,697	4.2	19,358,913	2.6	35,981,579	1.5
Granted	11,057,600	1.3	18,689,300	0.5	6,588,200	0.4
Forfeited and expired	(3,084,834)	3.9	(1,776,037)	2.2	(1,438,642)	3.0
Exercised	(73,550)	0.1	(290,597)	0.1	(174,923)	0.1
Outstanding at end of year*	19,358,913	2.6	35,981,579	1.5	40,956,214	0.7	**
Exercisable at end of year	5,353,089	5.1	11,535,679	3.2	18,663,353	1.7

*
As of December 31, 2019, 2020 and 2021, includes 2,225,704, 2,421,799 and 4,084,748 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.

**	See 3 below.

Schedule of Options Outstanding by Exercise Price Range

	As of December 31,
	2019		2020		2021
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 2.00	11,676,900	9.9	28,888,767	9.3	40,276,214	8.0
2.01-5.00	6,341,033	7.3	5,866,532	6.3	630,000	5.2
5.01-10.00	822,300	3.9	707,600	3.1	50,000	0.2
10.01-20.00	518,680	3.2	518,680	1.9	-	-
	19,358,913	8.6	35,981,579	8.6	40,956,214	8.0

Schedule of Assumptions Used to Value Options
	2019	2020	2021
Expected dividend yield	0%	0%	0%
Expected volatility	61%	63%	67%
Risk-free interest rate	3%	1%	1%
Expected life of options (in years)	6	6	6